RELATED-PARTY TRANSACTIONS AND PARTY IN INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Enpro Inc. Retirement Savings Plan [Member]
RELATED-PARTY TRANSACTIONS AND PARTY IN INTEREST TRANSACTIONS [Abstract]
RELATED-PARTY TRANSACTIONS AND PARTY IN INTEREST TRANSACTIONS
4.
RELATED-PARTY TRANSACTIONS AND PARTY IN INTEREST TRANSACTIONS

The Plan invests in shares of the Employer’s common stock and therefore, transactions associated with the Employer’s common stock qualify as exempt party in interest transactions.
Certain plan investments are managed by Charles Schwab Bank, an affiliate of the Trustee, and therefore, these transactions qualify as exempt party in interest transactions, which are allowable under ERISA.

As described in Note 1, the Plan permits participants to borrow from their account balances. These transactions qualify as exempt party in interest transactions.